COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments	Future minimum lease payments under such leases as of March 31, 2018 were as follows:
2019	$75,466
2020	68,424
2021	60,701
2022	52,628
2023	46,853
After 2023	112,752

$416,824

Schedule of future minimum principal payments related to short-term and long-term borrowings

Future minimum principal payments related to the Company’s short-term and long-term borrowings as of March 31, 2018 are as follows (see Note 12 and Note 13):

2019	$196,450
2020	2,567
2021	34,453
2022	1,864
2023	—
After 2023	—

$235,334

Schedule of future minimum purchases to such suppliers	Future minimum purchases to such suppliers as of March 31, 2018 are as follows:
2019	$7,936
2020	5,944
2021	4,406
2022	1,941
2023	345
After 2023	15

$20,587